Financing Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	$ 15.4	$ 15.7	$ 24.5
Middlemount Mine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity method investment, ownership percentage	50.00%
Basis spread over Australian Bank Bill Swap Reference Rate	3.50%
Interest income	$ 4.8	6.4
Additional interest income under a full accrual basis	$ 6.4	5.8
Codrilla Mine Project [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of ownership before selldown				85.00%
Percentage of agreed sale price as final installment payment due	40.00%
Adjustment to discounted value of note receivable		1.6
Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 0.0	0.1
Investments and other assets	347.2	351.7
Total financing receivables	347.2	351.8
Financing Receivable [Member] | Middlemount Mine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments and other assets	319.6	323.2
Financing Receivable [Member] | Codrilla Mine Project [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments and other assets	$ 27.6	$ 28.5
Middlemount Mine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Coppabella, Moorvale, and Codrilla Mines [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of undivided interests acquired				73.30%